Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance	$ (5,728)	$ (7,817)	$ (5,139)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	303	393
Credit related fair value adjustments	(68)	(93)
Carrying value	235	300
Carrying value net of related allowance	234	290
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ (1)	$ (10)